                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:   811-063020

Exact Name of Registrant
(as specified in charter):   Cohen & Steers Realty Shares, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                       COHEN & STEERS REALTY SHARES, INC.
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                              NUMBER
                                                             OF SHARES        VALUE
                                                            -----------   --------------
EQUITIES                                          97.36%(a)
    DIVERSIFIED                                    6.10%
         Crescent Real Estate Equities Co. ..............       382,500   $    6,020,550
         Vornado Realty Trust............................     1,747,500      109,533,300
                                                                          --------------
                                                                             115,553,850
                                                                          --------------
    HEALTH CARE                                    1.73%
         Ventas..........................................     1,261,900       32,708,448
                                                                          --------------
    HOTEL                                          7.69%
         Hilton Hotels Corp. ............................     1,534,700       28,913,748
         Host Marriott Corp.(b)..........................     4,932,600       69,204,378
         Starwood Hotels & Resorts Worldwide.............     1,027,000       47,673,340
                                                                          --------------
                                                                             145,791,466
                                                                          --------------
    INDUSTRIAL                                    10.08%
         AMB Property Corp. .............................     1,014,000       37,538,280
         Catellus Development Corp.......................     1,649,913       43,739,194
         ProLogis........................................     3,117,600      109,864,224
                                                                          --------------
                                                                             191,141,698
                                                                          --------------
    OFFICE                                        22.28%
         Arden Realty....................................       794,200       25,875,036
         BioMed Realty Trust.............................       298,700        5,254,133
         Boston Properties...............................     2,196,200      121,647,518
         Brandywine Realty Trust.........................       308,200        8,777,536
         Brookfield Properties Corp. ....................     1,452,500       46,857,650
         CarrAmerica Realty Corp. .......................       837,700       27,392,790
         Equity Office Properties Trust..................     1,579,399       43,038,623
         Highwoods Properties............................       474,500       11,677,445
         Kilroy Realty Corp. ............................       592,400       22,528,972
         Mack-Cali Realty Corp. .........................       590,300       26,150,290
         Maguire Properties..............................       866,200       21,057,322
         Prentiss Properties Trust.......................       527,100       18,975,600
         SL Green Realty Corp. ..........................       831,000       43,054,110
                                                                          --------------
                                                                             422,287,025
                                                                          --------------

-------------------
(a) Percentages indicated are based on the net assets of the fund.
(b) Nonincome producing security.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                       COHEN & STEERS REALTY SHARES, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                              NUMBER
                                                             OF SHARES        VALUE
                                                            -----------   --------------
    OFFICE/INDUSTRIAL                              1.96%
         Liberty Property Trust..........................       211,700   $    8,434,128
         Reckson Associates Realty Corp. ................       999,000       28,721,250
                                                                          --------------
                                                                              37,155,378
                                                                          --------------
    RESIDENTIAL                                   21.85%
       APARTMENT                                  19.76%
         Apartment Investment & Management Co. ..........       268,100        9,324,518
         Archstone-Smith Trust...........................     2,372,000       75,050,080
         AvalonBay Communities...........................     1,497,300       90,167,406
         BRE Properties..................................     1,222,300       46,875,205
         Equity Residential..............................     1,883,900       58,400,900
         Essex Property Trust............................       500,700       35,975,295
         Post Properties.................................     1,034,800       30,940,520
         Summit Properties...............................     1,033,400       27,953,470
                                                                          --------------
                                                                             374,687,394
                                                                          --------------
       MANUFACTURED HOME                           2.09%
         Affordable Residential Communities..............       599,300        8,749,780
         Sun Communities.................................       787,200       30,850,368
                                                                          --------------
                                                                              39,600,148
                                                                          --------------
         TOTAL RESIDENTIAL...............................                    414,287,542
                                                                          --------------
    SELF STORAGE                                   4.71%
         Public Storage. ................................     1,060,100       52,527,955
         Shurgard Storage Centers........................       945,600       36,689,280
                                                                          --------------
                                                                              89,217,235
                                                                          --------------
    SHOPPING CENTER                               20.96%
       COMMUNITY CENTER                            5.10%
         Developers Diversified Realty Corp. ............       731,100       28,622,565
         Federal Realty Investment Trust.................       778,600       34,258,400
         Pan Pacific Retail Properties...................       369,000       19,962,900
         Regency Centers Corp. ..........................       298,700       13,886,563
                                                                          --------------
                                                                              96,730,428
                                                                          --------------

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                       COHEN & STEERS REALTY SHARES, INC.
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                              NUMBER
                                                             OF SHARES        VALUE
                                                            -----------   --------------
       REGIONAL MALL                              15.86%
         CBL & Associates Properties.....................       433,800   $   26,440,110
         General Growth Properties.......................     1,228,300       38,077,300
         Macerich Co. ...................................       874,400       46,596,776
         Mills Corp. ....................................     1,327,400       68,852,238
         Simon Property Group............................     1,559,200       83,619,896
         Taubman Centers.................................     1,432,700       37,006,641
                                                                          --------------
                                                                             300,592,961
                                                                          --------------
         TOTAL SHOPPING CENTER...........................                    397,323,389
                                                                          --------------
              TOTAL EQUITIES (Identified
                cost -- $1,225,996,174)..................                  1,845,466,031
                                                                          --------------

                                                             PRINCIPAL
                                                              AMOUNT
                                                            -----------
COMMERCIAL PAPER                                   2.50%
         UBS Financial, 1.40%, due 10/01/04
            (Identified cost -- $47,469,000).............   $47,469,000       47,469,000
                                                                          --------------
TOTAL INVESTMENTS (Identified cost --
  $1,273,465,174) ...............................  99.86%                  1,892,935,031(a)
OTHER ASSETS IN EXCESS OF LIABILITIES ............. 0.14%                      2,730,600
                                                   ------                 --------------
NET ASSETS (Equivalent to $63.75 per share based on
  29,734,701 shares
  of capital stock outstanding) ................. 100.00%                 $1,895,665,631
                                                  -------                 --------------
                                                  -------                 --------------

-------------------
(a) At September 30, 2004, net unrealized appreciation was $619,469,857, based on cost for federal income tax purposes of $1,273,465,174. This consisted of aggregate gross unrealized appreciation on investments of $620,514,347 and aggregate gross unrealized depreciation on investments of $1,044,490.

--------------------------------------------------------------------------------
                                       4

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By: /s/ Robert H. Steers
    ----------------------------------
    Name: Robert H. Steers
    Title: Chairman

    Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                 By:  /s/ Martin Cohen
    ----------------------------------        ----------------------------------
    Name: Robert H. Steers                    Name: Martin Cohen
    Title: Chairman, Secretary and            Title: President, Treasurer and
           principal executive officer               principal financial officer

    Date: November 29, 2004



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